Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 377
Recognition of prior years’ net (loss)	(73)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	304
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(128)
Recognition of prior years’ net (loss)	(22)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(150)
Health care benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(6)
Recognition of prior years’ net (loss)	(7)
Recognition of prior years’ service credit	9
Total recognized in other comprehensive (income) loss (before tax effects)	(4)
Health care benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1